Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Aug. 09, 2021	Aug. 05, 2021	Jul. 09, 2021
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	1,357,838
Subsequent Event [Member] | Officer [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		895,820
TaskUs Holdings, Inc [Member]
Subsequent Event [Line Items]
Business combination, contingent consideration, liability			$ 3.6